Inventories (Details) - Schedule of inventories - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Schedule Of Inventories Abstract
Raw materials	$ 17,577,389	$ 7,845,763
Work in process	303,653	5,287,171
Finished goods	9,397,331	9,588,331
Total	$ 27,278,373	$ 22,721,265